CAPITAL STOCK	12 Months Ended
Dec. 31, 2021
CAPITAL STOCK
Capital Stock

16. CAPITAL STOCK

Authorized and issued

The Company has an unlimited number of common shares, no par value, authorized. On April 30, 2021, the Company consolidated its issued and outstanding common shares based on one new common share of the Company for every three existing common shares of the Company. All common shares and per share amounts have been restated to give retroactive effect to the share consolidation.

The Company had the following significant common share transactions:

In February 2022, as part of the Company’s acquisition of JustCBD (Note 26), the Company issued 9.5 million common shares as part of the purchase consideration. See additional Company common share and stock option transactions in 2022 at Note 26.

Year ended December 31, 2021

NOVEMBER 2021 UNIT OFFERING

On November 23, 2021, the Company closed an offering of 11,500,000 units of the Company at a price of $3.00 per unit for gross proceeds of $34.5 million. Each unit is comprised of one common share of the Company and one-half of one common share purchase warrant (5,750,000 total warrants) to purchase one additional common share at an exercise price of $3.75 per warrant share through November 18, 2026. The Company paid $2.7 million in issuance costs relating to the November 2021 unit offering, as well as 460,000 warrants issued to the underwriters as discussed in Note 18.

NOVEMBER 2021 PAYMENT TO VESSEL OWNERS

As discussed in Note 11, the Company issued 4,557,000 common shares of the Company valued at $20.7 million to the prior owners of Vessel as part of the Company’s acquisition of Vessel in November 2021.

INITIAL PUBLIC OFFERING

On May 13, 2021, the Company closed its Initial Public Offering (“IPO”) upon which it issued 3,333,333 common shares of the Company at a price of $5.00 per common share for gross proceeds of $16.7 million. On May 11, 2021, the Company was listed on the NASDAQ stock exchange in the United States. In connection with the closing, the Company paid issuance costs of $1.8 million and issued 632,000 warrants to the underwriters of the IPO valued at $1.3 million. The Company also issued 333,333 common shares to the Chief Executive Officer of the Company, valued at $1.7 million based on the IPO price per share of $5.00.

REGULATION A OFFERING

On January 20, 2021, the Company issued 26,000 units of the Company at a price of $2.25 per unit for gross proceeds of $0.1 million. Each unit is comprised of one common share of the Company and one-half of one common share purchase warrant to purchase one additional common share at an exercise price of $3.00 per warrant share, subject to certain adjustments, over an 18-month exercise period following the date of issuance of the warrant. The Company sold the units through a Tier 2 offering pursuant to Regulation A (Regulation A+) under the Securities Act of 1933, as amended.  Additionally, the Company cancelled 28,000 units of the Company at a price of $2.25 per unit and valued at $0.1 million. The units were cancelled due to non-payment of the subscription price.

OTHER OFFERING

On July 23, 2021, the Company issued 55,555 common shares of the Company valued at $0.2 million for consulting services performed.

Year ended December 31, 2020

REGULATION A OFFERING

During the year ended December 31, 2020, the Company announced an offering up to 13,333,287 units (the “Units”) of the Company to be sold in a Regulation A offering circular under the Securities Act of 1933, as amended. Each Unit is comprised of one common share of the Company and one-half of one warrant to purchase one additional common share (a “Warrant Share”) at an exercise price of $3.00 per Warrant Share, subject to certain adjustments, over an 18-month exercise period following the date of issuance of the warrant. The Units were offered at a purchase price of $2.25 per Unit. Flora is selling the Units through a Tier 2 offering pursuant to Regulation A (Regulation A+) under the Securities Act of 1933, as amended. During the year ended December 31, 2020, the Company has issued 13,333,287 units of the Company at a price of $2.25 per unit. In connection with the closing, the Company paid unit issuance costs of $3.1 million in cash, which has been allocated $2.7 million to capital stock and $0.4 million to warrants.

OTHER 2020 ISSUANCES

On December 22, 2020, the Company issued 1,333,333 common shares to the Chief Executive Officer of the Company, valued at $2.6 million, based on the estimated current stock price of $1.92 per common share.

On December 31, 2020, the Company issued 158,000 common shares to shareholders of Flora Beauty LLC, Hemp Textiles & Co LLC and Hemp Textiles SAS, valued at $0.3 million based on the estimated stock price of $1.92 per common share as discussed in Note 11.

Year ended December 31, 2019

On June 27, 2019, the Company granted bonuses of $1.4 million to consultants, directors and officers of the Company. The bonuses were settled by the issuance of 23,333,333 common shares at a price of $0.06 per share based on the value of services agreed upon and invoiced by the consultants, directors, officers and the Company. Of the 23,333,333 common shares issued, a total of 4,983,000 common shares with a value of $0.3 million were granted to the directors and officers of the Company (See Note 19).